Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature [Abstract]
Expenses by nature
6	Expenses by nature

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	221,971	238,580	237,016
Advertising and marketing expenses	164,236	162,267	157,116
Cost of inventories and consumables	204,881	234,487	215,692
Operating lease rental expenses	9,374	9,965	5,790
Amortisation and depreciation	65,897	65,964	58,888
Utilities and office expenses	38,329	30,961	25,539
Travelling and entertainment expenses	8,451	5,293	4,291
Bank charges	4,890	4,881	3,985
Legal and professional fees	11,355	5,314	7,648
Other expenses	2,015	2,001	1,655
	731,399	759,713	717,619